Summary of significant accounting policies - Others (Details)	12 Months Ended
	Dec. 31, 2018 USD ($) $ / ¥	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2018 CNY (¥) $ / ¥
Summary of significant accounting policies
Deposit payable to channel cooperators	$ 19,495,629		¥ 134,262,319		¥ 134,042,199
Defined contribution plan cost	7,560,152	¥ 51,979,823	66,739,619	¥ 26,219,062
Advertising cost	$ 27,995,618	¥ 192,483,874	68,838,176	26,445,059
VAT rate (as a percent)	6.00%	6.00%
VAT	$ 43,889,021	¥ 301,758,965	¥ 171,842,393	¥ 19,546,622
Translation into USD	0.1454				0.1454